Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:
	Year Ended December 31,
	2021	2020
Federal statutory income tax rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(10.0)	(1.6)
Federal and state research and development tax credits	(4.1)	(2.5)
In-process research and development(1)	—	10.4
Other	(1.8)	1.2
Change in deferred tax asset valuation allowance	36.9	13.5
Effective income tax rate	0.0%	0.0%

(1)	Represents the tax effect on the in-process research and development expense recorded on the acquisition of PTI

Schedule of Net Deferred Tax Assets (liabilities)
Net deferred tax assets consisted of the following (in thousands):
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$134,395	$122,460
Research and development tax credit carryforwards	20,246	18,654
Property and equipment	242	184
Accrued expenses	521	539
Capitalized intellectual property costs	102	89
Stock/equity-based compensation expense	1,712	1,084
Operating lease liabilities	4,534	4,670
Other	290	0
Total deferred tax assets	162,042	147,680
Deferred tax liabilities:
Operating lease right-of-use assets	(5,806)	(5,836)
Other	—	(172)
Total deferred tax liabilities	(5,806)	(6,008)
Valuation allowance	(156,236)	(141,672)
Net deferred tax assets	$—	$—

Changes in Valuation Allowance for Deferred Tax Assets
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020 related primarily to the increase in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):
	Year Ended December 31,
	2021	2020
Valuation allowance as of beginning of year	$141,672	$26,724
Increases recorded to income tax provision	14,564	7,777
Amounts from Merger with PTI	—	107,171
Valuation allowance as of end of year	$156,236	$141,672